Revenues from mining operations (Tables)	12 Months Ended
Dec. 31, 2020
Revenues From Mining Operations [Abstract]
Schedule of revenue in consolidated statements of income

The Company has recognized the following amounts related to revenue in the consolidated statements of income:

	Year Ended	Year Ended
	December 31, 2020	December 30, 2019
	$	$
Revenues from contracts with customers	243,698	228,822
Provisional pricing adjustments on concentrate sales	3,190	216
Total revenues	246,888	229,038